Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statement of Additional Information for Class A, Class C, Class I, Class I2 and Class T2 Shares

* * *

Transamerica Capital Growth

Effective as of October 18, 2019, the management fee schedule, sub-advisory fee schedule and expense limitation arrangement will be revised as described herein.

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Class	A	C	I	I2	T2
Management fees[1]	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.25%
Other expenses	0.18%	0.17%	0.18%	0.07%	0.06%

Total annual fund operating expenses	1.13%	1.87%	0.88%	0.77%	1.01%

[1]	Management fees have been restated to reflect a reduction in management fees effective October 18, 2019.

The “Example” table included in the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$659	$889	$1,138	$1,849
Class C	$290	$588	$1,011	$2,190
Class I	$90	$281	$488	$1,084
Class I2	$79	$246	$428	$954
Class T2	$400	$612	$841	$1,499

If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$659	$889	$1,138	$1,849
Class C	$190	$588	$1,011	$2,190
Class I	$90	$281	$488	$1,084
Class I2	$79	$246	$428	$954
Class T2	$400	$612	$841	$1,499

* * *

Investors Should Retain this Supplement for Future Reference

October 18, 2019

Transamerica Capital Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statement of Additional Information for Class A, Class C, Class I, Class I2 and Class T2 Shares

* * *

Transamerica Capital Growth

Effective as of October 18, 2019, the management fee schedule, sub-advisory fee schedule and expense limitation arrangement will be revised as described herein.

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Class	A	C	I	I2	T2
Management fees[1]	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.25%
Other expenses	0.18%	0.17%	0.18%	0.07%	0.06%

Total annual fund operating expenses	1.13%	1.87%	0.88%	0.77%	1.01%

[1]	Management fees have been restated to reflect a reduction in management fees effective October 18, 2019.

The “Example” table included in the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$659	$889	$1,138	$1,849
Class C	$290	$588	$1,011	$2,190
Class I	$90	$281	$488	$1,084
Class I2	$79	$246	$428	$954
Class T2	$400	$612	$841	$1,499

If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$659	$889	$1,138	$1,849
Class C	$190	$588	$1,011	$2,190
Class I	$90	$281	$488	$1,084
Class I2	$79	$246	$428	$954
Class T2	$400	$612	$841	$1,499

* * *

Investors Should Retain this Supplement for Future Reference

October 18, 2019

Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect a reduction in management fees effective October 18, 2019.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If the shares are redeemed at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If the shares are not redeemed:
Transamerica Capital Growth | A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
1 year	rr_ExpenseExampleYear01	$ 659
3 years	rr_ExpenseExampleYear03	889
5 years	rr_ExpenseExampleYear05	1,138
10 years	rr_ExpenseExampleYear10	1,849
1 year	rr_ExpenseExampleNoRedemptionYear01	659
3 years	rr_ExpenseExampleNoRedemptionYear03	889
5 years	rr_ExpenseExampleNoRedemptionYear05	1,138
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,849
Transamerica Capital Growth | C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%
1 year	rr_ExpenseExampleYear01	$ 290
3 years	rr_ExpenseExampleYear03	588
5 years	rr_ExpenseExampleYear05	1,011
10 years	rr_ExpenseExampleYear10	2,190
1 year	rr_ExpenseExampleNoRedemptionYear01	190
3 years	rr_ExpenseExampleNoRedemptionYear03	588
5 years	rr_ExpenseExampleNoRedemptionYear05	1,011
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,190
Transamerica Capital Growth | I
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%
1 year	rr_ExpenseExampleYear01	$ 90
3 years	rr_ExpenseExampleYear03	281
5 years	rr_ExpenseExampleYear05	488
10 years	rr_ExpenseExampleYear10	1,084
1 year	rr_ExpenseExampleNoRedemptionYear01	90
3 years	rr_ExpenseExampleNoRedemptionYear03	281
5 years	rr_ExpenseExampleNoRedemptionYear05	488
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,084
Transamerica Capital Growth | I2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
1 year	rr_ExpenseExampleYear01	$ 79
3 years	rr_ExpenseExampleYear03	246
5 years	rr_ExpenseExampleYear05	428
10 years	rr_ExpenseExampleYear10	954
1 year	rr_ExpenseExampleNoRedemptionYear01	79
3 years	rr_ExpenseExampleNoRedemptionYear03	246
5 years	rr_ExpenseExampleNoRedemptionYear05	428
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 954
Transamerica Capital Growth | T2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
1 year	rr_ExpenseExampleYear01	$ 400
3 years	rr_ExpenseExampleYear03	612
5 years	rr_ExpenseExampleYear05	841
10 years	rr_ExpenseExampleYear10	1,499
1 year	rr_ExpenseExampleNoRedemptionYear01	400
3 years	rr_ExpenseExampleNoRedemptionYear03	612
5 years	rr_ExpenseExampleNoRedemptionYear05	841
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,499

[1]	Management fees have been restated to reflect a reduction in management fees effective October 18, 2019.